Summary of Significant Accounting Policies - Schedule of Deferred Offering Costs (Details) $ in Thousands	9 Months Ended
Sep. 30, 2025 USD ($)
Schedule of Deferred Offering Costs [Abstract]
Balance as of beginning	$ 2,757
Charged against additional paid-in capital	(283)
Charged against transaction costs	(2,474)
Balance as of ending